Post-retirement benefit obligations - Reconciliation PBO, RF Contributions (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of net defined benefit liability (asset)
Gain (loss) recognised in other comprehensive income	R (83)	R (1)	R (50)
Pension
Disclosure of net defined benefit liability (asset)
Beginning balance	6,548
Ending balance	7,740	6,548
Reimbursement rights recognised in long-term receivables	217	305
Gain (loss) recognised in other comprehensive income	(83)	(1)
Pension | Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	58,305	56,282
Movements recognised in the income statement:	6,371	6,274
current service cost	1,496	1,414
curtailments and settlements	(11)
interest cost	4,886	4,860
Actuarial (gains) losses recognised in other comprehensive income:	1,360	(2,488)
arising from changes in demographic assumptions	(7)	20
arising from changes in financial assumptions	1,233	(2,638)
arising from change in actuarial experience	134	130
Member contributions	482	447
Benefits paid	(2,760)	(2,875)
Transferred to held for sale assets		(30)
Translation of foreign operations	48	695
Ending balance	63,806	58,305	56,282
Pension | Benefit obligation | Unfunded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	7,915
Ending balance	8,868	7,915
Pension | Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	50,390
Ending balance	54,938	50,390
Pension | South Africa
Disclosure of net defined benefit liability (asset)
Beginning balance	(582)
Ending balance	(555)	(582)
Pension | South Africa | Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	47,285	46,508
Movements recognised in the income statement:	5,694	5,678
current service cost	1,042	1,028
curtailments and settlements	3
interest cost	4,649	4,650
Actuarial (gains) losses recognised in other comprehensive income:	262	(2,950)
arising from changes in financial assumptions	174	(2,950)
arising from change in actuarial experience	88
Member contributions	482	447
Benefits paid	(2,482)	(2,398)
Ending balance	51,241	47,285	46,508
Pension | South Africa | Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	47,285
Ending balance	51,241	47,285
Pension | Foreign Countries
Disclosure of net defined benefit liability (asset)
Beginning balance	7,130
Ending balance	8,295	7,130
Pension | Foreign Countries | Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	11,020	9,774
Movements recognised in the income statement:	677	596
current service cost	454	386
curtailments and settlements	(14)
interest cost	237	210
Actuarial (gains) losses recognised in other comprehensive income:	1,098	462
arising from changes in demographic assumptions	(7)	20
arising from changes in financial assumptions	1,059	312
arising from change in actuarial experience	46	130
Benefits paid	(278)	(477)
Transferred to held for sale assets		(30)
Translation of foreign operations	48	695
Ending balance	12,565	11,020	R 9,774
Pension | Foreign Countries | Benefit obligation | Unfunded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	7,915
Ending balance	8,868	7,915
Pension | Foreign Countries | Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	3,105
Ending balance	R 3,697	R 3,105